UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ___________________
         This Amendment (Check only one.):    [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Roark, Rearden & Hamot Capital Management, LLC*
Address:    420 Boylston Street
            Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seth W. Hamot
Title:      Managing member
Phone:      (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot               Boston, MA              February 14, 2007
------------------------        ------------------      -----------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $138,875
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

 1          28-11734                    Costa Brava Partnership III L.P.
 2          28-11736                    Roark, Rearden & Hamot, LLC
 3          28-11733                    Seth W. Hamot



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

                        Costa Brava Partnership III L.P.
                   Form 13F Information Table as of 12/31/2006

                              Title of               Market Value     Shares /  SH/  PUT/   Investment   Other     Voting Authority
Name of Issuer                Class       Cusip         (x$1000)    PRN Amount  PRN  CALL   Discretion  Managers  Sole  Shares  None
---------------------------   --------    ---------  -----------    ----------  ---  -----  ----------  --------  ----  ------  ----
BALDWIN TECHNOLOGY INC        CL A        058264102        3,028       605,590  SH             Sole                X
BRADLEY PHARMACEUTICALS INC   COM         104576103       33,498     1,627,700  SH             Sole                X
CAVCO INDS INC DEL            COM         149568107          584        16,667  SH             Sole                X
CCA INDS INC                  COM         124867102        5,770       500,000  SH             Sole                X
CF INDS HOLDINGS INC          COM         125269100          513        20,000  SH             Sole                X
COMPUTER HORIZONS CORP        COM         205908106        3,616       800,000  SH             Sole                X
DG FASTCHANNEL INC            COM         23326R109       13,495     1,001,089  SH             Sole                X
GLOBAL-TECH APPLIANCES INC    ORD         G39320109        1,018       370,200  SH             Sole                X
I-MANY INC                    COM         44973Q103        1,273       771,638  SH             Sole                X
MATRIXX INITIATIVES INC       COM         57685L105        2,582       162,092  SH             Sole                X
MESA AIR GROUP INC            COM         590479101        5,027       586,594  SH             Sole                X
NEVADA GOLD & CASINOS INC     COM NEW     64126Q206        3,152       831,602  SH             Sole                X
OCWEN FINANCIAL CORP          COM NEW     675746309       16,750     1,056,100  SH             Sole                X
OCWEN FINANCIAL CORP          COM NEW     675746309        4,758       300,000       CALL      Sole                               X
OPTIMAL GROUP INC             CL A NEW    68388R208        9,942     1,044,300  SH             Sole                X
OPTIMAL GROUP INC             CL A NEW    68388R208        5,731       602,000       CALL      Sole                               X
ORANGE 21 INC                 COM         685317109        3,450       699,897  SH             Sole                X
PECO II INC                   COM         705221109        1,576     1,608,639  SH             Sole                X
PINNACLE AIRL CORP            COM         723443107        2,595       154,000  SH             Sole                X
QLT INC                       COM         746927102          635        75,000  SH             Sole                X
TECHTEAM GLOBAL INC           COM         878311109       13,524     1,202,094  SH             Sole                X
TERRA INDS INC                COM         880915103        1,289       107,600  SH             Sole                X
TRANSCEND SERVICES INC        COM NEW     893929208          189        52,610  SH             Sole                X
TUCOWS INC                    COM         898697107        2,043     2,403,900  SH             Sole                X
UNIFI INC                     COM         904677101        2,838     1,158,400  SH             Sole                X
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